Debt securities available-for-sale	12 Months Ended
Dec. 31, 2018
Debt securities available-for-sale
Debt Securities, Available-for-sale
Investments in debt and marketable equity securities

Note 6 – Debt securities available-for-sale

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of debt securities available-for-sale at December 31, 2018 and 2017

	At December 31, 2018
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$3,565,571	$108	$5,319	$3,560,360	2.10%
After 1 to 5 years	4,483,741	13,647	35,213	4,462,175	2.25
After 5 to 10 years	245,891	3,770	-	249,661	2.84
Total U.S. Treasury securities	8,295,203	17,525	40,532	8,272,196	2.21
Obligations of U.S. Government sponsored entities
Within 1 year	212,951	-	1,406	211,545	1.44
After 1 to 5 years	123,857	1	2,094	121,764	1.51
Total obligations of U.S. Government sponsored entities	336,808	1	3,500	333,309	1.47
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,926	-	184	6,742	0.70
Total obligations of Puerto Rico, States and political subdivisions	6,926	-	184	6,742	0.70
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	749	-	7	742	1.92
After 5 to 10 years	115,744	1	4,715	111,030	1.71
After 10 years	638,995	1,584	23,680	616,899	2.10
Total collateralized mortgage obligations - federal agencies	755,488	1,585	28,402	728,671	2.04
Mortgage-backed securities
Within 1 year	431	4	-	435	4.30
After 1 to 5 years	6,762	43	1	6,804	2.74
After 5 to 10 years	365,727	1,090	8,499	358,318	2.19
After 10 years	3,710,731	10,679	128,189	3,593,221	2.45
Total mortgage-backed securities	4,083,651	11,816	136,689	3,958,778	2.43
Other
After 5 to 10 years	486	2	-	488	3.62
Total other	486	2	-	488	3.62
Total debt securities available-for-sale[1]	$13,478,562	$30,929	$209,307	$13,300,184	2.25%
[1] Includes $8.9 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $7.9 billion serve as collateral for public funds.

	At December 31, 2017
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$1,112,791	$8	$2,101	$1,110,698	1.06%
After 1 to 5 years	2,550,116	-	26,319	2,523,797	1.55
After 5 to 10 years	293,579	281	191	293,669	2.24
Total U.S. Treasury securities	3,956,486	289	28,611	3,928,164	1.46
Obligations of U.S. Government sponsored entities
Within 1 year	276,304	21	818	275,507	1.26
After 1 to 5 years	336,922	22	3,518	333,426	1.48
Total obligations of U.S. Government sponsored entities	613,226	43	4,336	608,933	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,668	-	59	6,609	2.30
Total obligations of Puerto Rico, States and political subdivisions	6,668	-	59	6,609	2.30
Collateralized mortgage obligations - federal agencies
Within 1 year	40	-	-	40	2.60
After 1 to 5 years	16,972	173	75	17,070	2.90
After 5 to 10 years	36,186	57	526	35,717	2.31
After 10 years	914,568	2,789	26,431	890,926	2.01
Total collateralized mortgage obligations - federal agencies	967,766	3,019	27,032	943,753	2.03
Mortgage-backed securities
Within 1 year	484	8	-	492	4.23
After 1 to 5 years	14,599	206	211	14,594	3.50
After 5 to 10 years	339,161	2,390	3,765	337,786	2.21
After 10 years	4,385,368	19,493	69,071	4,335,790	2.46
Total mortgage-backed securities	4,739,612	22,097	73,047	4,688,662	2.44
Other
After 5 to 10 years	789	13	-	802	3.62
Total other	789	13	-	802	3.62
Total debt securities available-for-sale[1]	$10,284,547	$25,461	$133,085	$10,176,923	1.96%
[1] Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.

The weighted average yield on debt securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of debt securities available-for-sale at December 31, 2018 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$3,778,953	$3,772,340
After 1 to 5 years	4,622,035	4,598,227
After 5 to 10 years	727,848	719,497
After 10 years	4,349,726	4,210,120
Total debt securities available-for-sale	$13,478,562	$13,300,184

There were no debt securities sold during the year ended December 31, 2018. During the year ended December 31, 2017, the Corporation sold obligations from the Puerto Rico government and its political subdivisions. The proceeds from these sales were $14.4 million. Gross realized gains and losses on the sale of debt securities available-for-sale for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Years ended December 31,
(In thousands)	2018	2017	2016
Gross realized gains	$-	$95	$38
Gross realized losses	-	(12)	-
Net realized gains on sale of debt securities available-for-sale	$-	$83	$38

The following tables present the Corporation’s fair value and gross unrealized losses of debt securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 and 2017.

	At December 31, 2018
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$3,189,007	$4,188	$2,607,276	$36,343	$5,796,283	$40,531
Obligations of U.S. Government sponsored entities	14,847	46	318,271	3,454	333,118	3,500
Obligations of Puerto Rico, States and political
subdivisions	-	-	6,742	184	6,742	184
Collateralized mortgage obligations - federal agencies	66,652	489	587,869	27,913	654,521	28,402
Mortgage-backed securities	125,872	2,280	3,478,635	134,410	3,604,507	136,690
Total debt securities available-for-sale in an
unrealized loss position	$3,396,378	$7,003	$6,998,793	$202,304	$10,395,171	$209,307

	At December 31, 2017
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$2,608,473	$14,749	$1,027,066	$13,862	$3,635,539	$28,611
Obligations of U.S. Government sponsored entities	214,670	1,108	376,807	3,228	591,477	4,336
Obligations of Puerto Rico, States and political
subdivisions	6,609	59	-	-	6,609	59
Collateralized mortgage obligations - federal agencies	153,336	2,110	595,339	24,922	748,675	27,032
Mortgage-backed securities	1,515,295	12,529	2,652,359	60,518	4,167,654	73,047
Total debt securities available-for-sale in an
unrealized loss position	$4,498,383	$30,555	$4,651,571	$102,530	$9,149,954	$133,085

As of December 31, 2018, the portfolio of available-for-sale debt securities reflects gross unrealized losses of approximately $209 million, driven mainly by mortgage-backed securities, U.S. Treasury securities and collateralized mortgage obligations.

Management evaluates debt securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management’s intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2018, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analysis performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. At December 31, 2018, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it was not more likely than not that the Corporation would have to sell the debt securities prior to recovery of their amortized cost basis.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the debt securities of such issuer (includes available-for-sale and held-to-maturity debt securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders’ equity. This information excludes debt securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2018		2017

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$2,999,110	$2,901,904	$3,621,537	$3,572,474
Freddie Mac	1,095,855	1,058,013	1,358,708	1,335,685